Fixed assets - Other intangible assets - Net book value reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other intangible assets and property, plant and equipment [abstract]
Net book value of other intangible assets in the opening balance	€ 14,737	€ 14,073	€ 14,339
Acquisitions of other intangible assets	2,940	2,385	1,895
Acquisitions of other intangible assets	2,935
Impact of changes in the scope of consolidation	31	328	69
Disposals	(4)	(10)	0
Depreciation and amortization	(2,309)	(2,286)	(2,256)
Impairment losses	(24)	88	(10)
Translation adjustment	(176)	106	7
Reclassifications and other items	(55)	52	29
Net book value of other intangible assets in the closing balance	€ 15,135	€ 14,737	€ 14,073